Acquisitions and Divestitures - Acquisition Gulf Insurance (Details) - Gulf Insurance $ in Millions		12 Months Ended
	Dec. 26, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Acquisition, Step 1
Acquisitions and Divestitures
Proportion of ownership interest in subsidiary		43.70%
Percentage of common shares acquired		43.70%
Fair value of equity interests previously acquired		$ 713.0
Acquisition, Step 2
Acquisitions and Divestitures
Percentage of common shares acquired	46.30%
Cash consideration	$ 176.9
Fair value of payment deed	579.2
Gain on remeasurement of previously held equity interest	279.9
Payment deed	$ 660.0
Payment deed, number of installment payments | item	4
Payment deed, amount of installment payments	$ 165.0
Liabilities
Purchase consideration	$ 756.1
Total acquisition
Acquisitions and Divestitures
Proportion of ownership interest in subsidiary	90.00%
Percentage held by non-controlling interests	9.99%
Assets
Portfolio investments	$ 2,372.6
Reinsurance contract assets held	571.3
Deferred income tax assets	13.8
Goodwill and intangible assets	937.5
Other assets	501.3
Total assets	4,396.5
Liabilities
Accounts payable and accrued liabilities	292.0
Deferred income tax liabilities	77.0
Insurance contract payables	34.8
Insurance contract liabilities	1,745.4
Borrowings - holding company and insurance and reinsurance companies	172.9
Total liabilities	2,322.1
Non-controlling interests	605.3
Purchase consideration	1,469.1
Total	4,396.5
Subsidiary cash and cash equivalents	459.9
Restricted cash and cash equivalents	31.3
Goodwill	330.5
Intangible assets	607.0
Premises and equipment	178.9
Unit-linked life investment contracts	138.1
Accounts receivable	50.2
Prepaid expenses	43.1
Accounts payable	87.5
Accrued compensation costs	75.6
Taxes payable	37.9
Customer relationships | Total acquisition
Liabilities
Intangible assets	260.0
Distribution networks | Total acquisition
Liabilities
Intangible assets	223.9
Brand names | Total acquisition
Liabilities
Intangible assets	$ 123.0